GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Summary of goodwill

	December, 31
	2018	2019
	RMB	RMB
Beginning balance	3,365	52,782
Acquisition	49,417	—
Ending balance	52,782	52,782